CONVERTIBLE NOTE (Details Narrative) $ in Thousands	1 Months Ended
	May 31, 2022 USD ($) shares	May 31, 2022 AUD ($) shares	Jun. 30, 2023 USD ($) shares	Mar. 07, 2023 shares	Jan. 31, 2023 shares	Dec. 31, 2022 USD ($)	Aug. 31, 2022 shares	Jul. 31, 2022 shares	May 31, 2022 AUD ($)	Dec. 31, 2021 USD ($) shares	Oct. 31, 2021 shares	May 31, 2021 shares
IfrsStatementLineItems [Line Items]
Convertible note | $			$ 304,000			$ 563,000
Number of shares issued			13,333,333		864,000
Security Matters Limited [Member]
IfrsStatementLineItems [Line Items]
Number of convertible notes issued	828,240	828,240
Face value of convertible notes	$ 700								$ 1
Issue of convertible instruments	$ 569,000	$ 828
Convertible notes maturity period	6 months	6 months
Convertible note conversion price description	(i) if the Company executes a binding agreement for an M&A transaction or receives USD $20 million or more in return for the issuance of shares on or before December 31, 2022, the principal amount of each Convertible Note will automatically be converted into shares in the Company. The issuance price per share will be calculated at a 20% discount to the higher of the offer price or price paid by the investors participating in the qualified transaction, as such term is defined in the Convertible Notes agreement, subject to a floor cap of no lower than AUD 0.15 (USD 0.11) per share. In July 2022, the Company entered into a Business Combination Agreement that will be subject to de-listing of the Company’s ordinary share capital from the Australian Stock Exchange following receiving an Australian court approval of the future merger (ii) if the Company has not executed a binding agreement for a qualified transaction until December 31, 2022, the Convertible Notes balance will automatically convert into ordinary shares at that date. The issuance price per share will be calculated at a 20% discount to the 5-21 day volume weighted average price to December 31, 2022, as such term is defined in the Convertible Notes agreement, subject to a cap of no lower than AUD 0.15 (USD 0.11) per share, and on December 31, 2022 the investors will also be issued unlisted two year options on a 1:2 basis with an exercise price of AUD 0.45 (USD 0.32) per share	(i) if the Company executes a binding agreement for an M&A transaction or receives USD $20 million or more in return for the issuance of shares on or before December 31, 2022, the principal amount of each Convertible Note will automatically be converted into shares in the Company. The issuance price per share will be calculated at a 20% discount to the higher of the offer price or price paid by the investors participating in the qualified transaction, as such term is defined in the Convertible Notes agreement, subject to a floor cap of no lower than AUD 0.15 (USD 0.11) per share. In July 2022, the Company entered into a Business Combination Agreement that will be subject to de-listing of the Company’s ordinary share capital from the Australian Stock Exchange following receiving an Australian court approval of the future merger (ii) if the Company has not executed a binding agreement for a qualified transaction until December 31, 2022, the Convertible Notes balance will automatically convert into ordinary shares at that date. The issuance price per share will be calculated at a 20% discount to the 5-21 day volume weighted average price to December 31, 2022, as such term is defined in the Convertible Notes agreement, subject to a cap of no lower than AUD 0.15 (USD 0.11) per share, and on December 31, 2022 the investors will also be issued unlisted two year options on a 1:2 basis with an exercise price of AUD 0.45 (USD 0.32) per share
Convertible note | $						$ 563,000
Number of shares issued							2,000,000			1,774,744	8,938,666	15,270,249
Security Matters Limited [Member] | Major ordinary share transactions [member]
IfrsStatementLineItems [Line Items]
Convertible notes convered into ordinary shares				1,000,000
Security Matters Limited [Member] | Convertible Notes Agreements [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued								1,000,000